Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS, INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEBRUARY 28, 2025SUPPLEMENT TO HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR HARTFORD SCHRODERS INTERNATIONAL CONTRARIAN VALUE FUND, THE HARTFORD INTERNATIONAL GROWTH FUND, HARTFORD SCHRODERS INTERNATIONAL MULTI-CAP VALUE FUND, AND THE HARTFORD INTERNATIONAL VALUE FUNDThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(2) The Board of Directors of The Hartford Mutual Funds, Inc. has approved a new non-fundamental policy (“New Policy”) for The Hartford International Growth Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which The Hartford International Growth Fund is managed. The New Policy for The Hartford International Growth Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of growth companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford International Growth Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted after the first paragraph:Under normal circumstances, the Fund invests at least 80% of its assets in securities of growth companies. Wellington Management determines whether a company is a growth company based on traditional and other measures of growth, such as whether the company is included within a third-party growth index (e.g. MSCI ACWI ex USA Growth Index) and/or whether the company exhibits growth characteristics based on certain metrics, such as earnings per share (EPS) growth and/or revenue growth. A company may be determined to be a growth company under any of these factors. (4) The Board of Directors of The Hartford Mutual Funds, Inc. has approved a new non-fundamental policy (“New Policy”) for The Hartford International Value Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which The Hartford International Value Fund is managed. The New Policy for The Hartford International Value Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford International Value Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted after the first paragraph:Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies. Wellington Management determines whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI ACWI IMI Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio and/or price-to-earnings (P/E) ratio compares to the MSCI EAFE Index (Net). A company may be determined to be a value company under any of these factors.
The Hartford International Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEBRUARY 28, 2025SUPPLEMENT TO HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR HARTFORD SCHRODERS INTERNATIONAL CONTRARIAN VALUE FUND, THE HARTFORD INTERNATIONAL GROWTH FUND, HARTFORD SCHRODERS INTERNATIONAL MULTI-CAP VALUE FUND, AND THE HARTFORD INTERNATIONAL VALUE FUNDThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(4) The Board of Directors of The Hartford Mutual Funds, Inc. has approved a new non-fundamental policy (“New Policy”) for The Hartford International Value Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which The Hartford International Value Fund is managed. The New Policy for The Hartford International Value Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford International Value Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted after the first paragraph:Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies. Wellington Management determines whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI ACWI IMI Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio and/or price-to-earnings (P/E) ratio compares to the MSCI EAFE Index (Net). A company may be determined to be a value company under any of these factors.
The Hartford International Growth Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEBRUARY 28, 2025SUPPLEMENT TO HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025IMPORTANT NOTICE REGARDING NEW INVESTMENT POLICY FOR HARTFORD SCHRODERS INTERNATIONAL CONTRARIAN VALUE FUND, THE HARTFORD INTERNATIONAL GROWTH FUND, HARTFORD SCHRODERS INTERNATIONAL MULTI-CAP VALUE FUND, AND THE HARTFORD INTERNATIONAL VALUE FUNDThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(2) The Board of Directors of The Hartford Mutual Funds, Inc. has approved a new non-fundamental policy (“New Policy”) for The Hartford International Growth Fund in connection with amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended (“Names Rule”). The New Policy will become effective upon the compliance date of the Names Rule, which is currently December 11, 2025 (this date may be delayed in the event that the U.S. Securities and Exchange Commission grants an extension). The New Policy is not expected to materially impact the manner in which The Hartford International Growth Fund is managed. The New Policy for The Hartford International Growth Fund is as follows: “Under normal circumstances, the Fund invests at least 80% of its assets in securities of growth companies.” Accordingly, effective upon the compliance date of the Names Rule, under the heading “The Hartford International Growth Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the following paragraph is inserted after the first paragraph:Under normal circumstances, the Fund invests at least 80% of its assets in securities of growth companies. Wellington Management determines whether a company is a growth company based on traditional and other measures of growth, such as whether the company is included within a third-party growth index (e.g. MSCI ACWI ex USA Growth Index) and/or whether the company exhibits growth characteristics based on certain metrics, such as earnings per share (EPS) growth and/or revenue growth. A company may be determined to be a growth company under any of these factors.